Summary Of Significant Accounting Policies - Additional Information (Details) - USD ($)	Jan. 19, 2022	Dec. 31, 2023	Dec. 31, 2022
Cash Equivalents		$ 0	$ 0
Cash		264,538	392,446
Federal Deposit Insurance Corporation coverage		$ 250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		28,850,000
Offering costs	$ 17,204,107
Offering costs allocated in temporary equity	16,699,058
Offering costs allocated in shareholders equity	$ 505,049
Deferred offering costs		$ 0	$ 0